Interests in Subsidiaries	12 Months Ended
Feb. 28, 2021
Disclosure of interests in subsidiaries [text block] [Abstract]
INTERESTS IN SUBSIDIARIES
29.	INTERESTS IN SUBSIDIARIES

The following table lists the entities which are controlled by the Group.

Company Name	Held by	Country of incorporation	% holding 2021	% holding 2020
Cartrack Holdings Limited	Karooooo Ltd	South Africa	68.1	68.1
Carzuka.com Pte Ltd	Karooooo Ltd	Singapore	100.0	-
Carzuka Pte Ltd	Carzuka.com Pte Ltd	Singapore	100.0	-
Cartrack Proprietary Limited	Cartrack Holdings Limited	South Africa	100.0	100.0
Cartrack Technologies Proprietary Limited	Cartrack Holdings Limited	South Africa	100.0	100.0
Cartrack Management Services Proprietary Limited	Cartrack Holdings Limited	South Africa	100.0	100.0
Cartrack Manufacturing Proprietary Limited	Cartrack Holdings Limited	South Africa	100.0	100.0
Drive and Save Proprietary Limited	Cartrack Holdings Limited	South Africa	100.0	100.0
Cartrack Namibia Proprietary Limited	Cartrack Holdings Limited	Namibia	100.0	100.0
Cartrack Technologies Pte. Limited	Cartrack Holdings Limited	Singapore	100.0	100.0
Cartrack Telematics Proprietary Limited	Cartrack Proprietary Limited	South Africa	49.0	100.0
Veraspan Proprietary Limited	Cartrack Proprietary Limited	South Africa	100.0	100.0
Karu Holdings Proprietary Limited[1]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Carzuka Proprietary Limited[2]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Combined Telematics Services Proprietary Limited[3]	Cartrack Proprietary Limited	South Africa	49.0	49.0
Found Proprietary Limited[4]	Cartrack Proprietary Limited	South Africa	-	100.0
Zonke Bonke Telecoms Proprietary Limited[3]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Cartrack Tanzania Limited	Cartrack Technologies Pte. Limited	Tanzania	100.0	60.0
Retriever Limited	Cartrack Technologies Pte. Limited	Kenya	100.0	85.0
Cartrack Engineering Technologies Limited	Cartrack Technologies Pte. Limited	Nigeria	100.0	100.0
PT. Cartrack Technologies Indonesia	Cartrack Technologies Pte. Limited	Indonesia	100.0	100.0
Cartrack Investments UK Limited	Cartrack Technologies Pte. Limited	United Kingdom	100.0	100.0
Cartrack Technologies (China) Limited	Cartrack Technologies Pte. Limited	Hong Kong	100.0	100.0
Cartrack Malaysia SDN.BHD	Cartrack Technologies Pte. Limited	Malaysia	100.0	100.0
Cartrack Technologies LLC	Cartrack Technologies Pte. Limited	U.A.E	100.0	100.0
Cartrack Technologies PHL.INC	Cartrack Technologies Pte. Limited	Philippines	51.0	51.0
Cartrack Technologies South East Asia Pte. Limited	Cartrack Technologies Pte. Limited	Singapore	100.0	100.0
Cartrack Ireland Limited	Cartrack Technologies Pte. Limited	Republic of Ireland	100.0	100.0
Cartrack Technologies (Thailand) Company Limited	Cartrack Technologies Pte. Limited	Thailand	100.0	100.0
Cartrack New Zealand Limited	Cartrack Technologies Pte. Limited	New Zealand	51.0	51.0
Cartrack (Australia) Proprietary Limited[3]	Cartrack Technologies Pte. Limited	Australia	100.0	100.0
Cartrack Technologies Zambia Limited[3]	Cartrack Technologies Pte. Limited	Zambia	100.0	-
Cartrack (Mauritius) Ltd[3]	Cartrack Technologies Pte. Limited	Mauritius	100.0	-
Cartrack Vietnam Limited Liability Company[3]	Cartrack Technologies Pte. Limited	Vietnam	100.0	-
Cartrack INC.	Cartrack Ireland Limited	U.S.A	100.0	100.0
Cartrack Polska.Sp.zo.o	Cartrack Ireland Limited	Poland	90.9	90.9
Cartrack Portugal S.A.	Cartrack Ireland Limited	Portugal	100.0	100.0
Cartrack Espana, S.L.U.	Cartrack Ireland Limited	Spain	100.0	100.0
Karu.Com, Unipessoal, Lda	Cartrack Portugal S.A.	Portugal	100.0	100.0
Cartrack Limitada	Cartrack Technologies LLC	Mozambique	50.0	50.0
Auto Club LDA	Cartrack Technologies LLC	Mozambique	80.0	80.0

[1]	Previously known as Cartrack Fleet Management Proprietary Limited

[2]	Previously known as Cartrack North East Proprietary Limited

[3]	Dormant

[4]	Previously known as Plexique Proprietary Limited

Loans provided to subsidiary companies which require financial support have been subordinated in favour of third- party creditors of the underlying companies.

During the year, Cartrack disposed of its interest in Found Proprietary Limited to Bumbene House Proprietary Limited for a nominal cash consideration of ZAR100, being the value of the paid-up capital in accordance with the management accounts as at year end.

During the year, Cartrack Technologies Pte. Limited acquired 40% of the shares and voting interest in Cartrack Tanzania Limited, for a cash consideration of USD538,507. As a result, the equity interest in Cartrack Tanzania Limited increased from 60% to 100%.

During the year, the Cartrack Technologies Pte. Limited acquired 15% of the shares and voting interest in Retriever Limited, for a cash consideration of USD158,303. As a result, the equity interest in Retriever Limited increased from 85% to 100%.